Redeemable Non-Controlling Interests - Schedule of Movement of Redeemable Non-Controlling Interests (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Movement of Redeemable Non-Controlling Interests [Abstract]
Balance at beginning of the year		$ 34,543,186	$ 31,228,329
Accretion to redemption value of redeemable non-controlling interests		1,792,027	3,920,454
Reclassification of the redeemable non-controlling interests to permanent equity		(35,527,113)
Foreign exchange effect		(808,100)	(605,597)
Balance at end of the year			$ 34,543,186